COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contractual commitment	$ 44,140,000
Due with in one year	83,757
Production and Development Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contractual commitment	$ 2,310,000	$ 2,270,000